UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Aerospace & Defense – 1.9%
319,464	Boeing Co. (The)(b)	$56,500,403
192,786	Raytheon Co.(b)	29,399,865
49,489	TransDigm Group, Inc.(b)	10,895,498
429,972	United Technologies Corp.(b)	48,247,158

		145,042,924

	Air Freight & Logistics – 0.6%
439,597	United Parcel Service, Inc., Class B(b)	47,168,758

	Airlines – 0.6%
98,794	Alaska Air Group, Inc.(b)	9,110,783
361,947	American Airlines Group, Inc.(b)	15,310,358
244,132	JetBlue Airways Corp.(b)(c)	5,031,560
237,587	United Continental Holdings, Inc.(b)(c)	16,783,146

		46,235,847

	Auto Components – 0.2%
73,089	Adient PLC(b)	5,311,377
75,907	Autoliv, Inc.(b)	7,762,250
122,662	Cooper Tire & Rubber Co.(b)	5,440,060

		18,513,687

	Automobiles – 0.5%
2,669,073	Ford Motor Co.(b)	31,068,010
19,409	Tesla, Inc.(b)(c)	5,401,524

		36,469,534

	Banks – 6.6%
299,428	Associated Banc-Corp(b)	7,306,043
4,508,650	Bank of America Corp.(b)	106,359,053
1,466,063	Citigroup, Inc.(b)	87,699,889
1,490,565	Huntington Bancshares, Inc.(b)	19,958,665
1,530,467	JPMorgan Chase & Co.(b)	134,436,221
189,753	Old National Bancorp(b)	3,292,215
858,246	U.S. Bancorp(b)	44,199,669
1,967,483	Wells Fargo & Co.(b)	109,510,104

		512,761,859

	Beverages – 2.1%
1,725,742	Coca-Cola Co. (The)(b)	73,240,490
328,187	Monster Beverage Corp.(b)(c)	15,152,394
701,175	PepsiCo, Inc.(b)	78,433,436

		166,826,320

	Biotechnology – 3.0%
608,931	AbbVie, Inc.(b)	39,677,944
120,523	Alexion Pharmaceuticals, Inc.(b)(c)	14,612,209
299,004	Amgen, Inc.(b)	49,057,586
101,602	Biogen, Inc.(b)(c)	27,780,019
53,507	Bioverativ, Inc.(b)(c)	2,913,991

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
343,133	Celgene Corp.(b)(c)	$42,696,039
527,319	Gilead Sciences, Inc.(b)	35,815,506
21,609	Shire PLC, Sponsored ADR(b)	3,764,936
158,759	Vertex Pharmaceuticals, Inc.(b)(c)	17,360,297

		233,678,527

	Building Products – 0.5%
271,553	Fortune Brands Home & Security, Inc.(b)	16,524,000
502,475	Johnson Controls International PLC(b)	21,164,247

		37,688,247

	Capital Markets – 2.3%
109,306	Affiliated Managers Group, Inc.(b)	17,919,626
683,866	Charles Schwab Corp. (The)(b)	27,908,571
139,809	CME Group, Inc.(b)	16,609,309
268,031	Eaton Vance Corp.(b)	12,050,674
168,035	Goldman Sachs Group, Inc. (The)(b)	38,601,000
323,876	Intercontinental Exchange, Inc.(b)	19,390,456
226,060	Legg Mason, Inc.(b)	8,163,027
716,936	Morgan Stanley(b)	30,713,538
98,060	TD Ameritrade Holding Corp.(b)	3,810,612
200,437	Waddell & Reed Financial, Inc., Class A(b)	3,407,429

		178,574,242

	Chemicals – 2.0%
21,205	AdvanSix, Inc.(b)(c)	579,321
82,108	Ashland Global Holdings, Inc.(b)	10,165,791
86,331	Celanese Corp., Series A(b)	7,756,840
543,520	Dow Chemical Co. (The)(b)	34,535,261
375,150	E.I. du Pont de Nemours & Co.(b)	30,135,800
184,579	Eastman Chemical Co.(b)	14,913,983
8,011	Ingevity Corp.(b)(c)	487,469
232,405	LyondellBasell Industries NV, Class A(b)	21,193,012
192,973	Monsanto Co.(b)	21,844,544
91,264	Olin Corp.(b)	2,999,848
194,640	RPM International, Inc.(b)	10,711,039

		155,322,908

	Commercial Services & Supplies – 0.2%
223,148	Waste Management, Inc.(b)	16,271,952

	Communications Equipment – 1.1%
2,103,144	Cisco Systems, Inc.(b)	71,086,267
113,222	Motorola Solutions, Inc.(b)	9,762,001
39,211	Palo Alto Networks, Inc.(b)(c)	4,418,296

		85,266,564

	Consumer Finance – 0.7%
181,225	Ally Financial, Inc.(b)	3,684,304
363,871	American Express Co.(b)	28,785,835
275,482	Discover Financial Services(b)	18,840,214

		51,310,353

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.4%
133,425	Avery Dennison Corp.(b)	$10,754,055
137,926	Sonoco Products Co.(b)	7,299,044
226,905	WestRock Co.(b)	11,805,867

		29,858,966

	Distributors – 0.2%
201,664	Genuine Parts Co.(b)	18,635,770

	Diversified Financial Services – 1.8%
859,798	Berkshire Hathaway, Inc., Class B(b)(c)	143,311,131

	Diversified Telecommunication Services – 2.2%
2,370,799	AT&T, Inc.(b)	98,506,698
1,564,580	Verizon Communications, Inc.(b)	76,273,275

		174,779,973

	Electric Utilities – 1.7%
308,106	Alliant Energy Corp.(b)	12,204,079
865,847	American Electric Power Co., Inc.(b)	58,124,309
570,436	Duke Energy Corp.(b)	46,781,456
110,798	Hawaiian Electric Industries, Inc.(b)	3,690,681
271,104	OGE Energy Corp.(b)	9,483,218

		130,283,743

	Electrical Equipment – 0.6%
280,368	Eaton Corp. PLC(b)	20,789,287
373,337	Emerson Electric Co.(b)	22,347,953
40,121	Hubbell, Inc.(b)	4,816,526

		47,953,766

	Electronic Equipment, Instruments & Components – 0.5%
696,515	Corning, Inc.(b)	18,805,905
287,721	TE Connectivity Ltd.(b)	21,449,601

		40,255,506

	Energy Equipment & Services – 1.2%
219,129	Baker Hughes, Inc.(b)	13,108,297
533,781	Halliburton Co.(b)	26,267,363
286,344	Patterson-UTI Energy, Inc.(b)	6,949,569
630,201	Schlumberger Ltd.(b)	49,218,698

		95,543,927

	Food & Staples Retailing – 1.7%
538,763	CVS Health Corp.(b)	42,292,896
709,379	Wal-Mart Stores, Inc.(b)	51,132,038
494,941	Walgreens Boots Alliance, Inc.(b)	41,104,850

		134,529,784

	Food Products – 1.3%
99,388	Bunge Ltd.(b)	7,877,493
479,202	Conagra Brands, Inc.(b)	19,331,009
326,673	Kraft Heinz Co. (The)(b)	29,665,175
145,973	Lamb Weston Holdings, Inc.(b)	6,139,624

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
875,652	Mondelez International, Inc., Class A(b)	$37,723,088

		100,736,389

	Gas Utilities – 0.2%
135,393	National Fuel Gas Co.(b)	8,072,131
36,602	ONE Gas, Inc.(b)	2,474,295
74,361	WGL Holdings, Inc.(b)	6,137,013

		16,683,439

	Health Care Equipment & Supplies – 2.4%
826,727	Abbott Laboratories(b)	36,714,946
380,371	Baxter International, Inc.(b)	19,726,040
1,043,906	Boston Scientific Corp.(b)(c)	25,961,942
390,750	Hologic, Inc.(b)(c)	16,626,413
31,735	Intuitive Surgical, Inc.(b)(c)	24,323,925
718,764	Medtronic PLC(b)	57,903,628
81,771	ResMed, Inc.	5,885,059

		187,141,953

	Health Care Providers & Services – 2.7%
248,228	Aetna, Inc.(b)	31,661,482
173,625	Anthem, Inc.(b)	28,714,103
388,756	Express Scripts Holding Co.(b)(c)	25,622,908
215,161	HCA Holdings, Inc.(b)(c)	19,147,177
155,514	Patterson Cos., Inc.(b)	7,033,898
134,519	Quest Diagnostics, Inc.(b)	13,208,421
452,936	UnitedHealth Group, Inc.(b)	74,286,033
115,265	Universal Health Services, Inc., Class B(b)	14,344,729

		214,018,751

	Hotels, Restaurants & Leisure – 1.4%
58,065	Domino’s Pizza, Inc.(b)	10,701,379
26,165	Hilton Grand Vacations, Inc.(b)(c)	749,889
168,151	Hilton Worldwide Holdings, Inc.(b)	9,830,107
60,770	Las Vegas Sands Corp.(b)	3,468,144
418,188	McDonald’s Corp.(b)	54,201,347
140,806	Melco Crown Entertainment Ltd., Sponsored ADR(b)	2,610,543
206,550	MGM Resorts International(b)	5,659,470
155,034	Norwegian Cruise Line Holdings Ltd.(b)(c)	7,864,875
78,199	Restaurant Brands International, Inc.(b)	4,358,812
598,591	Wendy’s Co. (The)(b)	8,146,824

		107,591,390

	Household Durables – 0.8%
261,536	Leggett & Platt, Inc.(b)	13,160,491
331,109	Newell Brands, Inc.(b)	15,618,412
555,302	Toll Brothers, Inc.(b)(c)	20,051,955
63,337	Tupperware Brands Corp.(b)	3,972,497
74,734	Whirlpool Corp.(b)	12,804,176

		65,607,531

	Household Products – 1.9%
237,951	Church & Dwight Co., Inc.(b)	11,866,616
485,800	Colgate-Palmolive Co.(b)	35,555,702

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
161,131	Kimberly-Clark Corp.(b)	$21,209,674
932,131	Procter & Gamble Co. (The)(b)	83,751,970

		152,383,962

	Industrial Conglomerates – 2.7%
301,984	3M Co.(b)	57,778,599
3,462,584	General Electric Co.(b)	103,185,003
431,589	Honeywell International, Inc.(b)	53,892,518

		214,856,120

	Insurance – 2.7%
309,682	Aflac, Inc.(b)	22,427,170
268,802	Allstate Corp. (The)(b)	21,904,675
491,878	American International Group, Inc.(b)	30,707,944
195,836	Aon PLC(b)	23,243,775
182,992	Arthur J. Gallagher & Co.(b)	10,346,368
156,588	FNF Group(b)	6,097,537
285,746	Lincoln National Corp.(b)	18,702,076
394,972	Marsh & McLennan Cos., Inc.(b)	29,184,481
302,212	Principal Financial Group, Inc.(b)	19,072,599
185,945	Travelers Cos., Inc. (The)(b)	22,413,810
258,668	XL Group Ltd.(b)	10,310,506

		214,410,941

	Internet & Direct Marketing Retail – 2.7%
161,329	Amazon.com, Inc.(b)(c)	143,024,612
182,104	Netflix, Inc.(b)(c)	26,916,792
21,929	Priceline Group, Inc. (The)(b)(c)	39,032,962

		208,974,366

	Internet Software & Services – 4.9%
130,181	Alphabet, Inc., Class A(b)(c)	110,367,452
113,104	Alphabet, Inc., Class C(b)(c)	93,826,554
21,117	Baidu, Inc., Sponsored ADR(b)(c)	3,643,105
558,601	eBay, Inc.(b)(c)	18,752,236
1,012,752	Facebook, Inc., Class A(b)(c)	143,861,422
137,114	VeriSign, Inc.(b)(c)	11,944,000

		382,394,769

	IT Services – 3.4%
253,419	Automatic Data Processing, Inc.(b)	25,947,571
124,273	Broadridge Financial Solutions, Inc.(b)	8,444,350
359,949	Cognizant Technology Solutions Corp., Class A(b)(c)	21,424,164
223,909	Fidelity National Information Services, Inc.(b)	17,827,635
47,770	FleetCor Technologies, Inc.(b)(c)	7,233,811
350,813	International Business Machines Corp.(b)	61,090,576
266,375	Paychex, Inc.(b)	15,689,487
529,332	PayPal Holdings, Inc.(b)(c)	22,771,863
902,133	Visa, Inc., Class A(b)	80,172,560
387,073	Western Union Co. (The)(b)	7,876,936

		268,478,953

	Leisure Products – 0.2%
296,370	Mattel, Inc.(b)	7,590,036

Shares	Description	Value (†)
Common Stocks – continued
	Leisure Products – continued
84,926	Polaris Industries, Inc.(b)	$7,116,799

		14,706,835

	Life Sciences Tools & Services – 0.2%
94,254	Illumina, Inc.(b)(c)	16,083,503

	Machinery – 2.0%
381,410	Caterpillar, Inc.(b)	35,379,592
130,912	Cummins, Inc.(b)	19,793,894
161,197	Deere & Co.(b)	17,547,906
181,056	Parker Hannifin Corp.(b)	29,026,898
186,383	Pentair PLC(b)	11,701,125
82,772	Snap-on, Inc.(b)	13,961,153
182,421	Stanley Black & Decker, Inc.(b)	24,238,278
114,596	Timken Co. (The)(b)	5,179,739

		156,828,585

	Media – 3.1%
2,063,848	Comcast Corp., Class A(b)	77,580,046
164,651	Liberty Global PLC, Series C(b)(c)	5,769,371
75,323	Liberty Global PLC LiLAC, Series C(b)(c)	1,735,442
259,208	News Corp., Class B(b)	3,499,308
196,923	Omnicom Group, Inc.(b)	16,976,732
4,480,216	Sirius XM Holdings, Inc.(b)	23,073,112
342,934	Time Warner, Inc.(b)	33,508,081
74,823	Time, Inc.(b)	1,447,825
679,930	Walt Disney Co. (The)(b)	77,097,263

		240,687,180

	Metals & Mining – 0.2%
192,773	Southern Copper Corp.(b)	6,918,623
237,754	Steel Dynamics, Inc.(b)	8,264,329
70,398	Worthington Industries, Inc.(b)	3,174,246

		18,357,198

	Multi-Utilities – 1.4%
333,360	Ameren Corp.(b)	18,198,122
655,999	CenterPoint Energy, Inc.(b)	18,085,893
286,820	Consolidated Edison, Inc.(b)	22,274,441
561,769	Public Service Enterprise Group, Inc.(b)	24,914,455
478,195	WEC Energy Group, Inc.(b)	28,992,963

		112,465,874

	Multiline Retail – 0.4%
177,417	Nordstrom, Inc.(b)	8,262,310
376,175	Target Corp.(b)	20,761,098

		29,023,408

	Oil, Gas & Consumable Fuels – 5.2%
125,669	Cheniere Energy, Inc.(b)(c)	5,940,374
831,043	Chevron Corp.(b)	89,229,087
237,093	Concho Resources, Inc.(b)(c)	30,428,515
884,471	ConocoPhillips(b)	44,108,569
237,704	Continental Resources, Inc.(b)(c)	10,796,516

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,665,019	Exxon Mobil Corp.(b)	$136,548,208
365,857	Gulfport Energy Corp.(b)(c)	6,289,082
273,487	HollyFrontier Corp.(b)	7,750,621
532,184	Occidental Petroleum Corp.(b)	33,719,178
212,697	ONEOK, Inc.(b)	11,791,922
398,703	Phillips 66(b)	31,585,252

		408,187,324

	Personal Products – 0.1%
82,565	Herbalife Ltd.(b)(c)	4,800,329

	Pharmaceuticals – 5.1%
190,492	Allergan PLC(b)	45,512,349
665,029	Bristol-Myers Squibb Co.(b)	36,164,277
386,958	Eli Lilly & Co.(b)	32,547,037
71,224	Jazz Pharmaceuticals PLC(b)(c)	10,336,739
1,027,504	Johnson & Johnson(b)	127,975,623
1,066,748	Merck & Co., Inc.(b)	67,781,168
2,295,667	Pfizer, Inc.(b)	78,534,768

		398,851,961

	Professional Services – 0.3%
74,396	Dun & Bradstreet Corp. (The)(b)	8,030,304
163,809	Verisk Analytics, Inc.(b)(c)	13,291,463

		21,321,767

	REITs - Apartments – 0.3%
570,075	UDR, Inc.(b)	20,670,920

	REITs - Diversified – 0.9%
240,412	Digital Realty Trust, Inc.(b)	25,577,433
943,920	Duke Realty Corp.(b)	24,796,778
304,696	Liberty Property Trust(b)	11,746,031
72,573	SBA Communications Corp.(b)(c)	8,735,612

		70,855,854

	REITs - Health Care – 0.5%
170,806	Care Capital Properties, Inc.(b)	4,589,557
260,504	Healthcare Realty Trust, Inc.(b)	8,466,380
256,100	Senior Housing Properties Trust(b)	5,186,025
357,883	Ventas, Inc.(b)	23,276,711

		41,518,673

	REITs - Hotels – 0.1%
204,580	Park Hotels & Resorts, Inc.(b)	5,251,569

	REITs - Mortgage – 0.3%
634,597	AGNC Investment Corp.(b)	12,622,134
1,217,765	Annaly Capital Management, Inc.(b)	13,529,369

		26,151,503

	REITs - Office Property – 0.0%
109,171	Mack-Cali Realty Corp.(b)	2,941,067

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Shopping Centers – 0.3%
313,491	Regency Centers Corp.(b)	$20,812,667

	REITs - Storage – 0.2%
233,190	Extra Space Storage, Inc.(b)	17,347,004

	Road & Rail – 0.7%
146,168	Avis Budget Group, Inc.(b)(c)	4,323,649
58,999	Canadian Pacific Railway Ltd.(b)	8,668,133
812,672	CSX Corp.(b)	37,829,882
158,107	Hertz Global Holdings, Inc.(b)(c)	2,773,197

		53,594,861

	Semiconductors & Semiconductor Equipment – 3.5%
456,065	Advanced Micro Devices, Inc.(b)(c)	6,635,746
293,245	Analog Devices, Inc.(b)	24,031,428
691,115	Applied Materials, Inc.(b)	26,884,373
1,954,336	Intel Corp.(b)	70,492,899
223,745	Microchip Technology, Inc.(b)	16,507,906
280,489	NVIDIA Corp.(b)	30,553,667
620,992	QUALCOMM, Inc.(b)	35,607,681
151,067	Skyworks Solutions, Inc.(b)	14,801,545
556,510	Texas Instruments, Inc.(b)	44,832,446

		270,347,691

	Software – 4.8%
415,753	Activision Blizzard, Inc.(b)	20,729,444
330,321	Adobe Systems, Inc.(b)(c)	42,984,672
122,250	ANSYS, Inc.(b)(c)	13,064,857
76,460	Dell Technologies, Inc., Class V(b)(c)	4,899,557
3,083,831	Microsoft Corp.(b)	203,101,109
341,278	Nuance Communications, Inc.(b)(c)	5,907,522
1,354,147	Oracle Corp.(b)	60,408,498
82,791	ServiceNow, Inc.(b)(c)	7,241,729
390,676	Symantec Corp.(b)	11,985,940
78,196	Workday, Inc., Class A(b)(c)	6,512,163

		376,835,491

	Specialty Retail – 2.5%
342,877	American Eagle Outfitters, Inc.(b)	4,810,564
160,823	Foot Locker, Inc.(b)	12,031,169
254,552	Gap, Inc. (The)(b)	6,183,068
589,645	Home Depot, Inc. (The)(b)	86,577,575
168,524	L Brands, Inc.(b)	7,937,481
514,810	Lowe’s Cos., Inc.(b)	42,322,530
139,355	Tiffany & Co.(b)	13,280,532
333,814	TJX Cos., Inc. (The)(b)	26,398,011

		199,540,930

	Technology Hardware, Storage & Peripherals – 3.8%
2,059,300	Apple, Inc.(b)	295,839,038

	Textiles, Apparel & Luxury Goods – 0.3%
93,453	Lululemon Athletica, Inc.(b)(c)	4,847,407
253,311	Michael Kors Holdings Ltd.(b)(c)	9,653,682

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
550,576	Under Armour, Inc., Class A(b)(c)	$10,890,394
92,527	Under Armour, Inc., Class C(b)(c)	1,693,244

		27,084,727

	Tobacco – 1.8%
876,584	Altria Group, Inc.(b)	62,605,629
629,802	Philip Morris International, Inc.(b)	71,104,646
158,645	Vector Group Ltd.(b)	3,299,816

		137,010,091

	Trading Companies & Distributors – 0.1%
101,499	GATX Corp.(b)	6,187,379

	Wireless Telecommunication Services – 0.0%
8,569	Sprint Corp.(b)(c)	74,379

	Total Common Stocks (Identified Cost $4,727,989,254)	7,672,940,660

Contracts
Purchased Options – 0.3%
	Index Options – 0.3%
3,160	On S&P 500® Index, Put expiring April 21, 2017 at 2125(c)(d)	268,600
3,804	On S&P 500® Index, Put expiring May 19, 2017 at 2100(c)(d)	1,255,320
3,796	On S&P 500® Index, Put expiring May 19, 2017 at 2150(c)(d)	1,746,160
3,805	On S&P 500® Index, Put expiring May 19, 2017 at 2175(c)(d)	2,130,800
5,375	On S&P 500® Index, Put expiring May 19, 2017 at 2200(c)(d)	3,708,750
3,861	On S&P 500® Index, Put expiring June 16, 2017 at 2125(c)(d)	3,088,800
3,796	On S&P 500® Index, Put expiring June 16, 2017 at 2150(c)(d)	3,530,280
4,578	On S&P 500® Index, Put expiring June 16, 2017 at 2175(c)(d)	5,035,800

	Total Purchased Options (Identified Cost $46,961,928)	20,764,510

Principal Amount
Short-Term Investments – 2.6%
203,914,180	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $203,917,919 on 4/03/2017 collateralized by $208,780,000 U.S. Treasury Note, 1.875% due 3/31/2022 valued at $207,997,075 including accrued interest(e) (Identified Cost $203,914,180)	203,914,180

	Total Investments – 100.9% (Identified Cost $4,978,865,362)(a)	7,897,619,350
	Other assets less liabilities – (0.9)%	(72,166,089)

	Net Assets – 100.0%	$7,825,453,261

Contracts
Written Options – (1.2%)
	Index Options – (1.2%)
3,350	On S&P 500® Index, Call expiring April 07, 2017 at 2350(d)	$(5,996,500)
3,590	On S&P 500® Index, Call expiring April 21, 2017 at 2300(d)	(24,394,050)
3,721	On S&P 500® Index, Call expiring April 21, 2017 at 2375(d)	(4,539,620)
3,721	On S&P 500® Index, Call expiring April 21, 2017 at 2385(d)	(3,051,220)

Index Options – continued
3,718	On S&P 500® Index, Call expiring April 21, 2017 at 2400(d)	(1,561,560)
3,496	On S&P 500® Index, Call expiring April 28, 2017 at 2375(d)	(6,502,560)
3,592	On S&P 500® Index, Call expiring May 19, 2017 at 2275(d)	(35,578,760)
3,388	On S&P 500® Index, Call expiring May 19, 2017 at 2375(d)	(8,995,140)
3,599	On S&P 500® Index, Call expiring May 19, 2017 at 2400(d)	(5,542,460)

	Total Written Options (Premiums Received $96,282,155)	$(96,161,870)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, purchased options were fair valued at $20,764,510 and written options were fair valued at ($96,161,870) representing 0.3% and (1.2%), respectively of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $4,978,865,362 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,081,713,676
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(162,959,688)

Net unrealized appreciation	$2,918,753,988

At December 31, 2016, the Fund had a short-term capital loss carryforward of $1,239,229,088 of which $845,637,686 expires on December 31, 2017 and $393,591,402 expires on December 31, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,672,940,660	$—	$—	$7,672,940,660
Purchased Options*	—	20,764,510	—	20,764,510
Short-Term Investments	—	203,914,180	—	203,914,180

Total	$7,672,940,660	$224,678,690	$—	$7,897,619,350

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(96,161,870)	$—	$(96,161,870)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2017, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2017, as reflected within the Portfolio of Investments:

Investments at value [1]
Assets
Exchange-traded/cleared asset derivatives
Equity contracts	$20,764,510

Options written at value
Liabilities
Exchange-traded/cleared liability derivatives
Equity contracts	$(96,161,870)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2017 (Unaudited)

Banks	6.6%
Oil, Gas & Consumable Fuels	5.2
Pharmaceuticals	5.1
Internet Software & Services	4.9
Software	4.8
Technology Hardware, Storage & Peripherals	3.8
Semiconductors & Semiconductor Equipment	3.5
IT Services	3.4
Media	3.1
Biotechnology	3.0
Industrial Conglomerates	2.7
Insurance	2.7
Health Care Providers & Services	2.7
Internet & Direct Marketing Retail	2.7
Specialty Retail	2.5
Health Care Equipment & Supplies	2.4
Capital Markets	2.3
Diversified Telecommunication Services	2.2
Beverages	2.1
Machinery	2.0
Chemicals	2.0
Other Investments, less than 2% each	28.6
Short-Term Investments	2.6

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Aerospace & Defense – 2.0%
1,325	B/E Aerospace, Inc.(b)	$84,946
2,576	Boeing Co. (The)(b)	455,591
468	Huntington Ingalls Industries, Inc.(b)	93,712
991	KLX, Inc.(b)(c)	44,298
1,615	Lockheed Martin Corp.(b)	432,174
3,296	United Technologies Corp.(b)	369,844

		1,480,565

	Air Freight & Logistics – 0.8%
1,248	FedEx Corp.(b)	243,547
3,068	United Parcel Service, Inc., Class B(b)	329,197

		572,744

	Airlines – 0.6%
821	Alaska Air Group, Inc.(b)	75,712
4,026	Delta Air Lines, Inc.(b)	185,035
857	JetBlue Airways Corp.(b)(c)	17,663
1,958	United Continental Holdings, Inc.(b)(c)	138,313

		416,723

	Auto Components – 0.2%
555	Adient PLC(b)	40,332
847	Lear Corp.(b)	119,918

		160,250

	Automobiles – 0.4%
7,559	General Motors Co.(b)	267,286
208	Tesla, Inc.(b)(c)	57,887

		325,173

	Banks – 6.3%
40,052	Bank of America Corp.(b)	944,827
11,413	Citigroup, Inc.(b)	682,726
2,148	Comerica, Inc.(b)	147,310
757	East West Bancorp, Inc.(b)	39,069
7,783	Fifth Third Bancorp(b)	197,688
888	First Republic Bank(b)	83,303
16,839	Huntington Bancshares, Inc.(b)	225,474
14,279	JPMorgan Chase & Co.(b)	1,254,267
173	Signature Bank(c)	25,671
3,872	SunTrust Banks, Inc.(b)	214,122
16,243	Wells Fargo & Co.(b)	904,085

		4,718,542

	Beverages – 2.1%
18,820	Coca-Cola Co. (The)(b)	798,721
6,946	PepsiCo, Inc.(b)	776,979

		1,575,700

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – 2.8%
6,235	AbbVie, Inc.(b)	$406,273
1,059	Alexion Pharmaceuticals, Inc.(b)(c)	128,393
984	Alkermes PLC(b)(c)	57,564
533	Alnylam Pharmaceuticals, Inc.(c)	27,316
2,971	Amgen, Inc.(b)	487,452
937	Biogen, Inc.(b)(c)	256,194
352	BioMarin Pharmaceutical, Inc.(c)	30,899
468	Bioverativ, Inc.(c)	25,487
2,913	Celgene Corp.(b)(c)	362,465
3,467	Gilead Sciences, Inc.(b)	235,479
903	Incyte Corp.(b)(c)	120,704

		2,138,226

	Building Products – 0.6%
1,664	A.O. Smith Corp.(b)	85,130
1,437	Fortune Brands Home & Security, Inc.(b)	87,442
5,020	Johnson Controls International PLC(b)	211,443
258	Lennox International, Inc.(b)	43,163

		427,178

	Capital Markets – 2.1%
5,475	Bank of New York Mellon Corp. (The)(b)	258,584
588	BlackRock, Inc.(b)	225,504
1,883	Goldman Sachs Group, Inc. (The)(b)	432,563
8,565	Morgan Stanley(b)	366,925
661	MSCI, Inc.(b)	64,243
1,178	Raymond James Financial, Inc.(b)	89,834
930	SEI Investments Co.(b)	46,909
2,107	TD Ameritrade Holding Corp.(b)	81,878

		1,566,440

	Chemicals – 2.2%
521	AdvanSix, Inc.(c)	14,234
651	Agrium, Inc.(b)	62,203
1,336	Air Products & Chemicals, Inc.(b)	180,747
1,303	Albemarle Corp.(b)	137,649
898	Ashland Global Holdings, Inc.(b)	111,181
1,035	Celanese Corp., Series A(b)	92,995
4,632	Huntsman Corp.(b)	113,669
759	International Flavors & Fragrances, Inc.(b)	100,590
2,095	Monsanto Co.(b)	237,154
1,981	PPG Industries, Inc.(b)	208,164
2,457	Praxair, Inc.(b)	291,400
1,175	Valspar Corp. (The)(b)	130,355

		1,680,341

	Commercial Services & Supplies – 0.3%
446	Waste Connections, Inc.	39,346
2,825	Waste Management, Inc.(b)	205,999

		245,345

	Communications Equipment – 1.1%
1,668	ARRIS International PLC(b)(c)	44,118
22,696	Cisco Systems, Inc.(b)	767,125

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – continued
173	Palo Alto Networks, Inc.(c)	$19,494

		830,737

	Construction & Engineering – 0.0%
892	Chicago Bridge & Iron Co.	27,429

	Consumer Finance – 1.5%
3,522	Ally Financial, Inc.(b)	71,602
4,415	American Express Co.(b)	349,271
3,429	Capital One Financial Corp.(b)	297,157
3,486	Discover Financial Services(b)	238,407
4,319	Synchrony Financial(b)	148,142

		1,104,579

	Containers & Packaging – 0.4%
1,302	Crown Holdings, Inc.(b)(c)	68,941
3,682	International Paper Co.(b)	186,972
532	Packaging Corp. of America(b)	48,742

		304,655

	Diversified Financial Services – 1.6%
7,063	Berkshire Hathaway, Inc., Class B(b)(c)	1,177,261

	Diversified Telecommunication Services – 2.2%
22,742	AT&T, Inc.(b)	944,930
15,181	Verizon Communications, Inc.(b)	740,074

		1,685,004

	Electric Utilities – 2.2%
4,570	Alliant Energy Corp.(b)	181,018
7,211	American Electric Power Co., Inc.(b)	484,074
3,873	PG&E Corp.(b)	257,012
7,587	PPL Corp.(b)	283,678
7,536	Southern Co. (The)(b)	375,142
1,889	Westar Energy, Inc.(b)	102,516

		1,683,440

	Electrical Equipment – 0.5%
366	Acuity Brands, Inc.(b)	74,664
4,467	Emerson Electric Co.(b)	267,395

		342,059

	Electronic Equipment, Instruments & Components – 0.4%
1,407	Arrow Electronics, Inc.(b)(c)	103,288
1,738	Avnet, Inc.(b)	79,531
6,496	Flex Ltd.(b)(c)	109,133

		291,952

	Energy Equipment & Services – 1.2%
4,457	National Oilwell Varco, Inc.(b)	178,681
4,570	Oceaneering International, Inc.(b)	123,756
7,355	Schlumberger Ltd.(b)	574,425

		876,862

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 2.0%
1,846	Costco Wholesale Corp.(b)	$309,556
4,959	CVS Health Corp.(b)	389,282
2,488	Sysco Corp.(b)	129,177
5,579	Wal-Mart Stores, Inc.(b)	402,134
2,924	Walgreens Boots Alliance, Inc.(b)	242,838

		1,472,987

	Food Products – 1.5%
3,901	General Mills, Inc.(b)	230,198
753	Hain Celestial Group, Inc. (The)(c)	28,012
557	Ingredion, Inc.(b)	67,080
2,622	Kellogg Co.(b)	190,383
2,225	Kraft Heinz Co. (The)(b)	202,052
7,367	Mondelez International, Inc., Class A(b)	317,370
188	Post Holdings, Inc.(c)	16,454
873	TreeHouse Foods, Inc.(b)(c)	73,908

		1,125,457

	Gas Utilities – 0.3%
1,722	Atmos Energy Corp.(b)	136,021
1,999	UGI Corp.(b)	98,750

		234,771

	Health Care Equipment & Supplies – 2.4%
8,505	Abbott Laboratories(b)	377,707
624	Align Technology, Inc.(b)(c)	71,579
429	Cooper Cos., Inc. (The)(b)	85,753
1,873	DENTSPLY SIRONA, Inc.(b)	116,950
3,529	Hologic, Inc.(b)(c)	150,159
825	IDEXX Laboratories, Inc.(b)(c)	127,553
7,693	Medtronic PLC(b)	619,748
826	ResMed, Inc.(b)	59,447
377	STERIS PLC	26,187
770	Teleflex, Inc.(b)	149,172

		1,784,255

	Health Care Providers & Services – 2.5%
2,358	Anthem, Inc.(b)	389,966
1,991	Centene Corp.(b)(c)	141,879
4,306	Express Scripts Holding Co.(b)(c)	283,808
1,063	McKesson Corp.(b)	157,600
1,590	MEDNAX, Inc.(b)(c)	110,314
4,565	UnitedHealth Group, Inc.(b)	748,706
508	WellCare Health Plans, Inc.(b)(c)	71,227

		1,903,500

	Hotels, Restaurants & Leisure – 1.6%
364	Domino’s Pizza, Inc.(b)	67,085
304	Hilton Grand Vacations, Inc.(c)	8,713
1,014	Hilton Worldwide Holdings, Inc.(b)	59,279
1,127	Las Vegas Sands Corp.(b)	64,318
3,107	McDonald’s Corp.(b)	402,698
2,601	MGM Resorts International(b)	71,267
5,118	Starbucks Corp.(b)	298,840

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
2,190	Yum China Holdings, Inc.(b)(c)	$59,568
2,190	Yum! Brands, Inc.(b)	139,941

		1,171,709

	Household Durables – 0.5%
1,633	Leggett & Platt, Inc.(b)	82,172
3,534	Newell Brands, Inc.(b)	166,699
3,465	Toll Brothers, Inc.(b)(c)	125,121

		373,992

	Household Products – 2.0%
1,966	Church & Dwight Co., Inc.(b)	98,044
1,573	Clorox Co. (The)(b)	212,088
1,960	Kimberly-Clark Corp.(b)	257,995
10,554	Procter & Gamble Co. (The)(b)	948,277

		1,516,404

	Industrial Conglomerates – 2.8%
3,051	3M Co.(b)	583,748
35,497	General Electric Co.(b)	1,057,811
3,822	Honeywell International, Inc.(b)	477,253

		2,118,812

	Insurance – 2.0%
1,318	Arch Capital Group Ltd.(b)(c)	124,907
2,827	Chubb Ltd.(b)	385,179
2,022	Cincinnati Financial Corp.(b)	146,130
3,175	Lincoln National Corp.(b)	207,804
4,718	Prudential Financial, Inc.(b)	503,316
1,186	Willis Towers Watson PLC(b)	155,235

		1,522,571

	Internet & Direct Marketing Retail – 2.6%
1,458	Amazon.com, Inc.(b)(c)	1,292,576
236	Liberty Expedia Holdings, Inc., Series A(c)	10,733
3,835	Liberty Interactive Corp./QVC Group, Class A(b)(c)	76,777
486	Liberty Ventures, Series A(c)	21,617
1,520	Netflix, Inc.(b)(c)	224,671
201	Priceline Group, Inc. (The)(b)(c)	357,774

		1,984,148

	Internet Software & Services – 4.3%
391	Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	42,161
1,306	Alphabet, Inc., Class A(b)(c)	1,107,227
887	Alphabet, Inc., Class C(b)(c)	735,820
9,280	Facebook, Inc., Class A(b)(c)	1,318,224

		3,203,432

	IT Services – 3.6%
2,925	Accenture PLC, Class A(b)	350,649
655	Amdocs Ltd.	39,949
1,720	Computer Sciences Corp.(b)	118,697
458	FleetCor Technologies, Inc.(b)(c)	69,355
1,181	Global Payments, Inc.(b)	95,283

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
3,726	International Business Machines Corp.(b)	$648,846
4,205	MasterCard, Inc., Class A(b)	472,936
2,951	Paychex, Inc.(b)	173,814
7,974	Visa, Inc., Class A(b)	708,649

		2,678,178

	Leisure Products – 0.2%
1,129	Brunswick Corp.(b)	69,095
586	Polaris Industries, Inc.(b)	49,107

		118,202

	Life Sciences Tools & Services – 0.5%
780	Illumina, Inc.(b)(c)	133,099
1,628	Thermo Fisher Scientific, Inc.(b)	250,061

		383,160

	Machinery – 1.4%
652	AGCO Corp.(b)	39,237
3,887	Caterpillar, Inc.(b)	360,558
1,359	Cummins, Inc.(b)	205,481
3,558	IDEX Corp.(b)	332,709
581	WABCO Holdings, Inc.(b)(c)	68,221
756	Wabtec Corp.(b)	58,968

		1,065,174

	Media – 3.0%
1,153	AMC Networks, Inc., Class A(b)(c)	67,658
18,968	Comcast Corp., Class A(b)	713,007
39,133	Sirius XM Holdings, Inc.(b)	201,535
3,313	Time Warner, Inc.(b)	323,713
7,940	Twenty-First Century Fox, Inc., Class A(b)	257,177
956	Twenty-First Century Fox, Inc., Class B(b)	30,382
5,805	Walt Disney Co. (The)(b)	658,229

		2,251,701

	Metals & Mining – 0.2%
4,474	Steel Dynamics, Inc.(b)	155,516

	Multi-Utilities – 0.3%
5,738	Public Service Enterprise Group, Inc.(b)	254,480

	Multiline Retail – 0.4%
2,844	Nordstrom, Inc.(b)	132,445
3,581	Target Corp.(b)	197,635

		330,080

	Oil, Gas & Consumable Fuels – 5.4%
1,424	Cheniere Energy, Inc.(b)(c)	67,312
7,795	Chevron Corp.(b)	836,949
2,505	Concho Resources, Inc.(b)(c)	321,492
1,719	Enbridge, Inc.	71,923
17,204	Exxon Mobil Corp.(b)	1,410,900
2,696	HollyFrontier Corp.(b)	76,405
6,479	Noble Energy, Inc.(b)	222,489

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
5,777	Occidental Petroleum Corp.(b)	$366,031
3,395	Phillips 66(b)	268,952
1,820	Pioneer Natural Resources Co.(b)	338,938
5,440	Whiting Petroleum Corp.(b)(c)	51,462

		4,032,853

	Pharmaceuticals – 5.3%
1,653	Allergan PLC(b)	394,935
5,851	Bristol-Myers Squibb Co.(b)	318,177
4,026	Eli Lilly & Co.(b)	338,627
529	Jazz Pharmaceuticals PLC(b)(c)	76,774
10,306	Johnson & Johnson(b)	1,283,612
10,991	Merck & Co., Inc.(b)	698,368
24,322	Pfizer, Inc.(b)	832,056

		3,942,549

	Professional Services – 0.2%
578	Manpowergroup, Inc.(b)	59,285
1,312	Verisk Analytics, Inc.(b)(c)	106,456

		165,741

	Real Estate Management & Development – 0.1%
559	Jones Lang LaSalle, Inc.(b)	62,301

	REITs - Apartments – 0.5%
823	American Campus Communities, Inc.(b)	39,167
331	Essex Property Trust, Inc.(b)	76,636
956	Mid-America Apartment Communities, Inc.(b)	97,263
4,045	UDR, Inc.(b)	146,672

		359,738

	REITs - Diversified – 0.8%
2,220	Crown Castle International Corp.(b)	209,679
1,247	Digital Realty Trust, Inc.(b)	132,668
7,240	Duke Realty Corp.(b)	190,195
552	SBA Communications Corp.(b)(c)	66,444

		598,986

	REITs - Hotels – 0.1%
1,543	Park Hotels & Resorts, Inc.(b)	39,609

	REITs - Mortgage – 0.2%
3,050	AGNC Investment Corp.(b)	60,664
8,270	Annaly Capital Management, Inc.(b)	91,880

		152,544

	REITs - Office Property – 0.3%
1,607	Kilroy Realty Corp.(b)	115,833
1,321	SL Green Realty Corp.(b)	140,845

		256,678

	REITs - Shopping Centers – 0.6%
13,483	DDR Corp.(b)	168,942

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Shopping Centers – continued
4,780	Regency Centers Corp.(b)	$317,344

		486,286

	REITs - Single Tenant – 0.3%
1,612	National Retail Properties, Inc.(b)	70,315
2,230	Realty Income Corp.(b)	132,752

		203,067

	REITs - Storage – 0.2%
1,525	Extra Space Storage, Inc.(b)	113,445

	Road & Rail – 0.9%
1,717	Norfolk Southern Corp.(b)	192,252
915	Old Dominion Freight Line, Inc.(b)	78,297
3,811	Union Pacific Corp.(b)	403,661

		674,210

	Semiconductors & Semiconductor Equipment – 3.2%
9,410	Applied Materials, Inc.(b)	366,049
19,953	Intel Corp.(b)	719,705
2,436	Maxim Integrated Products, Inc.(b)	109,522
2,273	NVIDIA Corp.(b)	247,598
830	NXP Semiconductors NV(b)(c)	85,905
6,234	QUALCOMM, Inc.(b)	357,457
5,955	Texas Instruments, Inc.(b)	479,735
993	Versum Materials, Inc.(c)	30,386

		2,396,357

	Software – 4.9%
3,515	Activision Blizzard, Inc.(b)	175,258
2,439	Adobe Systems, Inc.(b)(c)	317,387
412	ANSYS, Inc.(b)(c)	44,030
2,200	Cadence Design Systems, Inc.(b)(c)	69,080
379	CDK Global, Inc.	24,639
429	Check Point Software Technologies Ltd.(b)(c)	44,041
971	Dell Technologies, Inc., Class V(b)(c)	62,222
1,834	Fortinet, Inc.(b)(c)	70,334
28,775	Microsoft Corp.(b)	1,895,122
11,466	Oracle Corp.(b)	511,498
3,141	Salesforce.com, Inc.(b)(c)	259,101
652	ServiceNow, Inc.(b)(c)	57,030
1,749	Synopsys, Inc.(b)(c)	126,155
113	Ultimate Software Group, Inc. (The)(b)(c)	22,059

		3,677,956

	Specialty Retail – 2.4%
562	Advance Auto Parts, Inc.(b)	83,322
1,237	Dick’s Sporting Goods, Inc.(b)	60,193
1,582	Foot Locker, Inc.(b)	118,350
4,887	Home Depot, Inc. (The)(b)	717,558
4,459	Lowe’s Cos., Inc.(b)	366,574
719	Signet Jewelers Ltd.(b)	49,805
3,067	TJX Cos., Inc. (The)(b)	242,538
392	Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)	111,810

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
630	Williams-Sonoma, Inc.	$33,781

		1,783,931

	Technology Hardware, Storage & Peripherals – 4.3%
19,753	Apple, Inc.(b)	2,837,716
7,272	Hewlett Packard Enterprise Co.(b)	172,347
12,056	HP, Inc.(b)	215,561

		3,225,624

	Textiles, Apparel & Luxury Goods – 0.6%
243	Carter’s, Inc.	21,821
2,005	Hanesbrands, Inc.	41,624
743	Lululemon Athletica, Inc.(b)(c)	38,539
6,179	NIKE, Inc., Class B(b)	344,356
1,029	Skechers U.S.A., Inc., Class A(c)	28,246

		474,586

	Thrifts & Mortgage Finance – 0.0%
2,614	New York Community Bancorp, Inc.(b)	36,518

	Tobacco – 1.8%
8,904	Altria Group, Inc.(b)	635,924
6,516	Philip Morris International, Inc.(b)	735,656

		1,371,580

	Water Utilities – 0.2%
2,285	American Water Works Co., Inc.(b)	177,704

	Wireless Telecommunication Services – 0.1%
7,863	Sprint Corp.(b)(c)	68,251

	Total Common Stocks (Identified Cost $59,440,292)	73,580,248

Principal Amount
Short-Term Investments – 2.9%
$ 2,147,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $2,147,713 on 4/03/2017 collateralized by $1,835,000 U.S. Treasury Note, 2.625% due 7/15/2017 valued at $2,190,860 including accrued interest(d) (Identified Cost $2,147,674)	2,147,674

	Total Investments – 100.9% (Identified Cost $61,587,966)(a)	75,727,922
	Other assets less liabilities – (0.9)%	(670,956)

	Net Assets – 100.0%	$75,056,966

Contracts
Written Options – (1.2%)
	Index Options – (1.2%)
32	On S&P 500® Index, Call expiring April 07, 2017 at 2350(e)	$(57,280)
37	On S&P 500® Index, Call expiring April 21, 2017 at 2300(e)	(251,415)
38	On S&P 500® Index, Call expiring April 21, 2017 at 2375(e)	(46,360)
37	On S&P 500® Index, Call expiring April 21, 2017 at 2385(e)	(30,340)
35	On S&P 500® Index, Call expiring April 21, 2017 at 2400(e)	(14,700)

Contracts	Description	Value (†)
Index Options – continued
35	On S&P 500® Index, Call expiring April 28, 2017 at 2375(e)	$(65,100)
29	On S&P 500® Index, Call expiring May 19, 2017 at 2275(e)	(287,245)
31	On S&P 500® Index, Call expiring May 19, 2017 at 2375(e)	(82,305)
34	On S&P 500® Index, Call expiring May 19, 2017 at 2400(e)	(52,360)

	Total Written Options (Premiums Received $904,684)	$(887,105)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, written options were fair valued at ($887,105) representing (1.2%) of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $61,587,966 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,628,169
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(488,213)

Net unrealized appreciation	$14,139,956

At December 31, 2016, the Fund had a short-term capital loss carryforward of $3,203,687 with no expiration date and long term capital loss carryforward of $2,061,547 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded option contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options.When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$73,580,248	$—	$—	$73,580,248
Short-Term Investments	—	2,147,674	—	2,147,674

Total	$73,580,248	$2,147,674	$—	$75,727,922

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(887,105)	$—	$(887,105)

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended March 31, 2017, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2017:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(887,105)

Industry Summary at March 31, 2017 (Unaudited)

Banks	6.3%
Oil, Gas & Consumable Fuels	5.4
Pharmaceuticals	5.3
Software	4.9
Technology Hardware, Storage & Peripherals	4.3
Internet Software & Services	4.3
IT Services	3.6
Semiconductors & Semiconductor Equipment	3.2
Media	3.0
Biotechnology	2.8
Industrial Conglomerates	2.8
Internet & Direct Marketing Retail	2.6
Health Care Providers & Services	2.5
Health Care Equipment & Supplies	2.4
Specialty Retail	2.4
Diversified Telecommunication Services	2.2
Electric Utilities	2.2
Chemicals	2.2
Beverages	2.1
Capital Markets	2.1
Insurance	2.0
Household Products	2.0
Aerospace & Defense	2.0
Food & Staples Retailing	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	2.9

Total Investments	100.9
Other assets less liabilities (including open written options)	(0.9)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 25, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 25, 2017